CASH FLOW ITEMS - Other Financing Activites (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Net repayment of equipment loans	$ (9.2)	$ (1.4)
Payment of lease obligations	(6.0)	(4.4)
Common shares issued for cash on exercise of stock options	0.4	1.0
Other	(18.9)	(10.9)
Other financing activities	$ (33.7)	$ (15.7)